SUMMARY OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Payables and Accruals [Abstract]
Salaries and other compensation	$ 170	$ 55	$ 737
Vendors		2,168	671
Professional fees	237	613	329
Total accrued expenses	2,131	2,836	$ 1,737
Vendors	1,524	1,968
Other	$ 200	$ 200